UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10491
Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
March 31, 2007

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 95.9% (68.8% of Total Investments)

	Industrial – 6.8%

1,823,900	DCT Industrial Trust Inc.	$21,576,737
626,600	First Industrial Realty Trust, Inc.	28,384,980

	Total Industrial	49,961,717

	Office – 22.2%

1,195,300	Brandywine Realty Trust	39,934,973
2,280,800	HRPT Properties Trust	28,053,840
1,090,500	Mack-Cali Realty Corporation	51,940,515
264,600	Maguire Properties, Inc.	9,409,176
1,579,000	Republic Property Trust	18,142,710
116,396	SL Green Realty Corporation	15,967,203

	Total Office	163,448,417

	Residential – 22.4%

415,300	Apartment Investment & Management Company, Class A	23,958,657
795,000	Archstone-Smith Trust	43,152,600
464,500	AvalonBay Communities, Inc.	60,385,000
278,100	Camden Property Trust	19,553,211
590,000	UDR Inc.	18,065,800

	Total Residential	165,115,268

	Retail – 13.7%

413,800	Federal Realty Investment Trust	37,498,556
691,000	Macerich Company	63,820,759

	Total Retail	101,319,315

	Specialized – 30.8%

1,740,200	Ashford Hospitality Trust Inc.	20,777,988
731,400	Cogdell Spencer Inc.	15,410,598
1,152,000	Extra Space Storage Inc.	21,818,880
933,800	Health Care Property Investors Inc.	33,644,814
931,564	Hersha Hospitality Trust	10,973,824
1,587,300	Nationwide Health Properties, Inc.	49,618,998
1,716,100	Senior Housing Properties Trust	41,014,790
1,710,500	U-Store-It Trust	34,415,260

	Total Specialized	227,675,152

	Total Real Estate Investment Trust Common Stocks (cost $445,613,092)	707,519,869

Shares	Description (1)	Coupon	Value

	Real Estate Investment Trust Preferred Stocks – 39.9% (28.7% of Total Investments)

	Diversified – 14.7%

101,900	BRE Properties, Series C	6.750%	$2,562,785
505,900	BRE Properties, Series D	6.750%	12,612,087
1,031,300	Crescent Real Estate Equities Company, Series A (Convertible)	6.750%	22,956,738
850,000	Crescent Real Estate Equities Company, Series B	9.500%	21,513,500
529,942	Duke-Weeks Realty Corporation	6.950%	13,407,533
150,000	Lexington Corporate Properties Trust, Series B	8.050%	3,804,000
850,000	Lexington Realty Trust	7.550%	21,687,750
400,000	PS Business Parks, Inc., Series O	7.375%	10,175,000

	Total Diversified		108,719,393

	Office – 7.0%

160,000	Alexandria Real Estate Equities Inc., Series C	8.375%	4,337,600
200,000	Corporate Office Properties Trust, Series G	8.000%	5,120,000
12,141	Highwoods Properties, Inc., Series A	8.625%	12,975,694
101,500	Highwoods Properties, Inc., Series B	8.000%	2,562,875
81,000	HRPT Properties Trust, Series C	7.125%	2,093,850
993,800	Maguire Properties, Inc., Series A	7.625%	24,546,860

	Total Office		51,636,879

	Residential – 2.4%

511,100	Apartment Investment & Management Company, Series U	7.750%	13,048,383
183,000	Apartment Investment & Management Company, Series Y	7.875%	4,764,405

	Total Residential		17,812,788

	Retail – 3.6%

160,000	Cedar Shopping Centers Inc., Series A	8.875%	4,198,400
113,000	Glimcher Realty Trust, Series F	8.750%	2,889,410
234,300	Glimcher Realty Trust, Series G	8.125%	5,927,790
125,000	Saul Centers, Inc., Series A	8.000%	3,200,000
400,000	Taubman Centers, Inc., Series H	7.625%	10,282,000

	Total Retail		26,497,600

	Specialized – 12.2%

130,000	Ashford Hospitality Trust, Series A	8.550%	3,328,000
546,900	FelCor Lodging Trust Inc., Series C (2)	8.000%	13,913,136
120,000	Hersha Hospitality Trust, Series A	8.000%	3,093,600
800,000	Hospitality Properties Trust, Series C	7.000%	19,875,040
1,000,000	Public Storage Inc., Series I	7.250%	25,820,000
151,700	Public Storage Inc.	6.750%	3,858,869
175,000	Strategic Hotel Capital Inc., Series B	8.250%	4,454,625
320,000	Strategic Hotel Capital Inc., Series C	8.250%	8,185,600
300,000	Sunstone Hotel Investors Inc., Series A	8.000%	7,651,500

	Total Specialized		90,180,370

	Total Real Estate Investment Trust Preferred Stocks (cost $285,630,374)		294,847,030

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 3.4% (2.5% of Total Investments)

$25,455	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $25,465,547, collateralized by $26,605,000 U.S. Treasury Bills, 4.972%, due 9/27/07, value $25,966,480	4.900%	4/02/07	$25,455,153

	Total Short-Term Investments (cost $25,455,153)			25,455,153

	Total Investments (cost $756,698,619) – 139.2%			1,027,822,052

	Borrowings Payable – (9.5)% (3)			(70,000,000)

	Other Assets Less Liabilities – 0.4%			2,320,907

	Taxable Auctioned Preferred Shares, at Liquidation Value – (30.1)%			(222,000,000)

	Net Assets Applicable to Common Shares – 100%			$738,142,959

Interest Rate Swaps outstanding at March 31, 2007:

		Fund			Fixed
		Pay/Receive	Floating		Rate		Unrealized
	Notional	Floating	Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$43,000,000	Receive	1-Month USD-LIBOR	5.190%	Monthly	2/06/09	$(226,019)

USD-LIBOR (United States Dollar-London Interbank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Investment is eligible for the Dividends Received Deduction.

(3)	Borrowings Payable as a percentage of total investments is (6.8)%.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $756,698,619.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$274,259,890
Depreciation	(3,136,457)

Net unrealized appreciation (depreciation) of investments	$271,123,433

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Real Estate Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.